Changes in the Scope of Consolidation Due to Acquisitions and Divestments - Additional Information (Detail) € in Millions, $ in Billions								12 Months Ended
		Sep. 30, 2018 EUR (€)	May 14, 2018 EUR (€)	Mar. 08, 2018 EUR (€)	Aug. 25, 2017 EUR (€)	Dec. 31, 2016 EUR (€)		Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)		Dec. 31, 2016 EUR (€)		Dec. 30, 2016 EUR (€)	Mar. 08, 2018 USD ($)	Jan. 04, 2017 EUR (€)
Disclosure of detailed information about business combination [line items]
Goodwill						€ 40,287.0	[1]	€ 44,235.0	€ 40,264.0	[1]	€ 40,287.0	[1]
Sales									1,407.0
Acquisition related costs								56.0
Gain on sale of busines before taxes								502.0	(215.0)	[1]	211.0	[1]	€ 211.0
Proceeds from disposals of property, plant and equipment, intangible assets and other non-current assets, net of tax	[2]							2,163.0	535.0	[1],[3]	209.0	[1],[3]
Protein Sciences [member]
Disclosure of detailed information about business combination [line items]
Purchase price					€ 631.0
Date of acquisition					Aug. 25, 2017
Goodwill									117.0
Percentage of voting equity interests acquired					100.00%
Contingent consideration					€ 42.0
Other intangible assets acquired					776.0				776.0
Protein Sciences [member] | Flublok [member]
Disclosure of detailed information about business combination [line items]
Other intangible assets acquired					€ 767.0
European Vaccines business previously included in the Sanofi Pasteur MSD joint venture [member]
Disclosure of detailed information about business combination [line items]
Purchase price						€ 490.0					490.0
Date of acquisition						Dec. 31, 2016
Goodwill						€ 21.0					21.0
Contingent consideration						354.0					354.0
Other intangible assets acquired						465.0					465.0
Negative price adjustment amount									(16.0)
Cash transferred															€ (154.0)
Bioverativ [member]
Disclosure of detailed information about business combination [line items]
Purchase price				€ 9,354.0										$ 11.6
Date of acquisition				Mar. 08, 2018
Goodwill				€ 2,676.0				2,676.0
Net cash outflow on acquisition								8,932.0
Other intangible assets acquired				€ 8,113.0
Bioverativ [member] | Pharmaceuticals [member]
Disclosure of detailed information about business combination [line items]
Sales								892.0
Sales								1,068.0
Operating profit								389.0
Negative contribution to net profit								(325.0)
Bioverativ [member] | Other operating income (expense) [member]
Disclosure of detailed information about business combination [line items]
Acquisition related costs								26.0
Ablynx N.V [member]
Disclosure of detailed information about business combination [line items]
Purchase price			€ 3,897.0
Date of acquisition			May 14, 2018
Goodwill			€ 1,372.0					1,372.0
Net cash outflow on acquisition								3,639.0
Percentage of equity interest held			95.60%
Other intangible assets acquired			€ 2,409.0
Ablynx N.V [member] | Other operating income (expense) [member]
Disclosure of detailed information about business combination [line items]
Acquisition related costs								30.0
European generic business [member]
Disclosure of detailed information about business combination [line items]
Gain on sale of busines before taxes		€ 510.0
Proceeds from disposals of property, plant and equipment, intangible assets and other non-current assets, net of tax								€ 1,598.0
Sanofi Pasteur MSD joint venture [member]
Disclosure of detailed information about business combination [line items]
Cash received from divestment															€ 127.0
Fair value of the contingent consideration						458.0					458.0
Pre-tax gain of the divestment						€ 211.0					€ 211.0
Negative price adjustment amount									€ (31.0)

[1]	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1.).
[2]	This line item includes proceeds from disposals of investments in consolidated entities and of other non-current financial assets, including (for 2018) an amount of €1,598 million (net of transaction costs) for the divestment of the European Generics business (see Note D.1.1).
[3]	For 2016, the cash flows of the Animal Health business are presented separately in accordance with IFRS 5 (Non-Current Assets Held for Sale and Discontinued Operations). For 2017, all of the cash flows generated by the exchange of the Animal Health business for the Consumer Healthcare business of Boehringer Ingelheim (BI) are described in note (i) below.